John Hancock Financial Services
JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
June 19, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of: Emerging Markets Debt Fund (the “Fund”) File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.
The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on June 1, 2012 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0000950123-12-008844), which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at 617-663-4326.
Sincerely,

/s/ Andrew Wilkins Andrew Wilkins
Assistant Secretary